Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision

The aggregate carrying amount of the obligation is:

Total
As at December 31, 2019	1,235
Liabilities Incurred	5
Liabilities Settled	(36)
Change in Discount Rate	(371)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	43
Foreign Currency Translation	1
As at September 30, 2020	877